New standards and interpretations adopted January 1, 2018 (Schedule of Operating Lease Commitment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)
New Standards And Interpretations Adopted January 1 2018 Schedule Of Operating Lease Commitment
Operating lease commitment as at December 31, 2017	$ 275	[1]
Recognition exemption for:
Short-term leases	(131)
Leases of low value assets	(14)
Commitments attributable to non-lease components	(65)
Extension option reasonably certain to be recognized	51	[2]
Operating lease commitment as at December 31, 2018	116
Discounted using the incremental borrowing rate at January 1, 2018	(29)
Lease liability recognized at January 1, 2018	$ 87

[1]	Does not include $2,262 related to new office space for which the lease commencement date was June 1, 2018.
[2]	The Corporation has applied the transitional provision of IFRS 16 that allows the use of hindsight in determining the lease term if the contract contains an option to extend the lease.